Unit Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled restricted unit-based compensation awards			$ 155,434		$ 155,434		$ 91,065
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted					76,084
Common units aggregate value, granted					$ 300
Restricted Unit-based Compensation Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	$ 2,400	$ 2,100
Common units, granted	601,368	102,834
Share-based Compensation Arrangement by Share-based Payment Award, Description					Each award represents the specified number of the Partnership’s common units plus reinvested distributions from the grant date to the vesting date.
Vesting period from grant date					3 years
Common units, vested					76,637	48,488
Common units, value					$ 2,000	$ 1,500
Common units issued to grantees					25,286	12,612
Amount paid to grantees in cash					$ 200	$ 500
Restricted stock or unit expense			300	$ (100)	1,900	$ 1,200
Cash settled restricted unit-based compensation awards			1,200		1,200		$ 400
Non-vested awards not yet recognized			$ 1,700		$ 1,700
Expected weighted average period of non-vested awards not yet recognized					1 year 2 months